United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4533

                      (Investment Company Act File Number)


               Federated Municipal High Yield Advantage Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05


                 Date of Reporting Period: Quarter ended 5/31/05







Item 1.           Schedule of Investments


Federated Municipal High Yield Advantage Fund, Inc.
Portfolio of Investments
May 31, 2005 (unaudited)


    Principal                                                                           Credit
    Amount                                                                              Rating                Value
                        Municipal BONDS--94.7%
                        Alaska--0.2%
 $  1,440,000           Alaska Industrial Development and Export Authority, Power
                        Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power
                        Supply System)/(Original Issue Yield: 6.00%), 1/1/2032            NR           $      1,255,738
                        Arizona--0.1%
    500,000             Arizona Health Facilities Authority, Hospital System
                        Revenue Bonds, 6.375% (John C. Lincoln Health Network),
                        12/1/2037                                                      BBB / NR                555,785
                        Arkansas--0.5%
    2,000,000           Arkansas Development Finance Authority, Hospital Revenue
                        Bonds (Series 2000), 7.375% (Washington Regional Medical
                        Center)/(Original Issue Yield: 7.50%), 2/1/2029               BBB / Baa2              2,276,840
                        California--6.3%
    1,000,000           California PCFA, Solid Waste Disposal Revenue Bonds
                        (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025     BBB / NR               1,047,570
    3,000,000     (1,2) California State, Economic Recovery Revenue Bonds Trust
                        Program (Series 929) RITE, 7.29% (California State Fiscal
                        Recovery Fund), 7/1/2013                                       NR / Aa3               3,749,250
    4,595,000           California State, UT GO Bonds, 5.00% (MBIA Insurance Corp.
                        INS), 6/1/2012                                                 AAA / Aaa              5,002,209
    1,405,000           California State, UT GO Bonds, 5.00% (U.S. Treasury PRF
                        6/1/2011@100), 6/1/2012                                        AAA / Aaa              1,551,022
    4,250,000           California State, UT GO Bonds, 5.75% (Original Issue
                        Yield: 5.75%), 5/1/2030                                         A / A3                4,712,145
    1,315,000     (1,2) California Statewide Communities Development Authority,
                        Multifamily Housing Revenue Bonds (Series 1999X) , 6.65%
                        (Magnolia City Lights Project), 7/1/2029                          NR                  1,352,214
    1,000,000     (1,2) California Statewide Communities Development Authority,
                        Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031             NR                  1,061,140
    4,000,000           Golden State Tobacco Securitization Corp., CA, Tobacco
                        Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%,
                        6/1/2042                                                      BBB / Baa3              4,703,040
    2,825,000           Golden State Tobacco Securitization Corp., CA, Tobacco
                        Settlement Asset-Backed Revenue Bonds (Series 2003A-1),
                        6.75% (Original Issue Yield: 7.00%), 6/1/2039                 BBB / Baa3              3,086,397
    750,000             Golden State Tobacco Securitization Corp., CA, Tobacco
                        Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042    BBB / Baa3               883,042
    1,000,000           Los Angeles, CA, Regional Airport Improvement Corp.,
                        Facilities Sublease Refunding Revenue Bonds (Series
                        2002B), 7.50% (American Airlines, Inc.)/(Original Issue
                        Yield: 7.929%), 12/1/2024                                      B- / Caa2              1,047,830
    2,000,000           Los Angeles, CA, Regional Airport Improvement Corp., Lease
                        Revenue Bonds (Series C), 7.50% (American Airlines,
                        Inc.)/(Original Issue Yield: 7.929%), 12/1/2024                B- / Caa2              2,095,660
    350,000             San Bernardino County, CA, Housing Authority, Subordinated
                        Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms),
                        4/15/2042                                                         NR                   328,541
    1,000,000           Western Hills Water District, CA, Special Tax Revenue
                        Bonds, 6.875% (Diablo Grande Community Facilities No.
                        1)/(Original Issue Yield: 6.954%), 9/1/2031                       NR                  1,062,040
                        Total                                                                                31,682,100
                        Colorado--4.0%
    1,500,000           Aspen Grove, CO, Business Improvement District, LT Tax GO
                        Bonds (Series 2001), 7.625%, 12/1/2025                            NR                  1,578,510
    2,000,000           Beacon Point, CO, Metropolitan District, Revenue Bonds
                        (Series 2005A), 6.25% (Original Issue Yield: 6.375%),
                        12/1/2035                                                         NR                  1,997,300
    1,500,000           Colorado Educational & Cultural Facilities Authority,
                        Charter School Revenue Bonds (Series 2001), 7.625% (Peak
                        to Peak Charter School Project)/(U.S. Treasury PRF
                        8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031        AAA / NR               1,859,340
    1,000,000           Colorado Educational & Cultural Facilities Authority,
                        Charter School Revenue Bonds, 7.25% (Platte River
                        Academy)/(U.S. Treasury PRF 3/1/2010@100)/(Original Issue
                        Yield: 7.40%), 3/1/2022                                        AAA / NR               1,139,660
    500,000             Colorado Educational & Cultural Facilities Authority,
                        Charter School Revenue Bonds, 7.25% (Platte River
                        Academy)/(U.S. Treasury PRF 3/1/2010@100)/(Original Issue
                        Yield: 7.50%), 3/1/2032                                        AAA / NR                591,400
    1,000,000           Colorado Educational & Cultural Facilities Authority,
                        Charter School Revenue Bonds, 7.375% (Frontier
                        Academy)/(Original Issue Yield: 7.50%), 6/1/2031               NR / Ba1               1,038,890
    760,000             Colorado Educational & Cultural Facilities Authority,
                        Charter School Revenue Bonds, 7.50% (Excel
                        Academy)/(Original Issue Yield: 7.75%), 12/1/2033                 NR                   809,803
    800,000             Colorado Educational & Cultural Facilities Authority,
                        Revenue Refunding Bonds (Series A), 7.125% (Denver
                        Academy)/(Original Issue Yield: 7.375%), 11/1/2028             BB+ / NR                861,752
    470,000             Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%,
                        11/1/2028                                                      NR / Aa2                476,458
    1,000,000           Conservatory Metropolitan District, CO, LT GO Bonds,
                        6.75%, 12/1/2034                                                  NR                  1,027,620
    1,000,000           Conservatory Metropolitan District, CO, LT GO Bonds,
                        7.55%, 12/1/2032                                                  NR                  1,087,240
    600,000             Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%
                        (U.S. Treasury PRF 12/1/2010@101), 12/1/2019                   AAA / NR                731,346
    500,000             Denver, CO, Health & Hospital Authority, Healthcare
                        Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield:
                        6.05%), 12/1/2031                                             BBB / Baa3               531,330
    1,500,000           High Plains, CO, Metropolitan District, Revenue Bonds
                        (Series 2005A), 6.25% (Original Issue Yield: 6.375%),
                        12/1/2035                                                         NR                  1,512,870
    1,000,000           Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds,
                        7.875%, 12/1/2033                                                 NR                  1,113,900
    1,500,000           Southlands, CO, Metropolitan District No. 1, LT GO Bonds
                        (Series 2004), 7.125% (Original Issue Yield: 7.18%),
                        12/1/2034                                                         NR                  1,654,680
    2,000,000           Sterling Hills West Metropolitan District, LT GO Bonds
                        (Series 2110B), 8.00%, 12/1/2021                                  NR                  2,074,040
                        Total                                                                                20,086,139
                        Connecticut--0.2%
    1,000,000           Connecticut Development Authority, Airport Facility
                        Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026              NR / Ba2               1,192,140
                        District of Columbia--2.9%
    14,000,000          District of Columbia, Revenue Bonds, 5.625% (American
                        University)/(AMBAC INS)/(Original Issue Yield: 5.90%),
                        10/1/2026                                                      AAA / Aaa             14,548,940
                        Florida--7.3%
    2,000,000           Capital Projects Finance Authority, FL, Continuing Care
                        Retirement Community Revenue Bonds, 8.00% (Glenridge on
                        Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032            NR                  2,193,340
    6,000,000     (1,2) Capital Trust Agency, FL, Revenue Bonds (Series 2001),
                        10.00% (Seminole Tribe of Florida Convention and Resort
                        Hotel Facilities), 10/1/2033                                      NR                  6,673,140
    1,000,000     (1,2) Capital Trust Agency, FL, Revenue Bonds (Series 2003A),
                        8.95% (Seminole Tribe of Florida Convention and Resort
                        Hotel Facilities), 10/1/2033                                      NR                  1,107,260
    825,000             East Homestead, FL, Community Development District,
                        Special Assessment Revenue Bonds (Series 2005), 5.45%,
                        11/1/2036                                                         NR                   844,396
    1,200,000           Fishhawk Community Development District II, Special
                        Assessment Revenue Bonds (Series 2004B), 5.125% (Original
                        Issue Yield: 5.20%), 11/1/2009                                    NR                  1,220,508
    5,375,000     (1,2)  Florida State Department of Environmental Protection,
                        RITES (PA-967), 6.79479% (FSA INS), 7/1/2013                      NR                  6,145,506
    1,320,000           Harbor Bay, FL, Community Development District, Special
                        Assessment Capital Improvement Revenue Bonds (Series
                        2001B), 6.35%, 5/1/2010                                           NR                  1,351,442
    1,000,000           Highlands County, FL, Health Facilities Authority,
                        Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist
                        Health System)/(Original Issue Yield: 6.026%), 11/15/2031       A / A2                1,094,590
    1,000,000           Lakes by the Bay South Community Development District, FL,
                        Special Assessment Revenue Bonds (Series 2004A), 6.25%
                        (Original Issue Yield: 6.277%), 5/1/2034                          NR                  1,066,530
    360,000             Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85%
                        (GNMA Collateralized Home Mortgage Program COL), 3/1/2029      NR / Aaa                362,232
    2,000,000           Lee County, FL, IDA, Health Care Facilities Revenue Bond
                        (Series A), 6.75% (Cypress Cove at Healthpark)/(Original
                        Issue Yield: 6.98%), 10/1/2032                                    NR                  2,067,900
    1,080,000           Live Oak, FL, Community Development District No. 002,
                        Special Assessment Revenue Bonds (Series 2004B), 5.00%
                        (Original Issue Yield: 5.028%), 11/1/2009                         NR                  1,096,146
    940,000             Mediterra North Community Development District, FL,
                        Capital Improvement Revenue Bonds (Series A), 6.80%,
                        5/1/2031                                                          NR                  1,005,556
    1,000,000           Miami Beach, FL, Health Facilities Authority, Hospital
                        Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical
                        Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019          BB+ / Ba2              1,098,430
    700,000       (1,2) Miami Beach, FL, Health Facilities Authority, Refunding
                        Revenue Bonds, 6.75% (Mt. Sinai Medical Center,
                        FL)/(Original Issue Yield: 7.05%), 11/15/2029                  BB+ / Ba2               786,107
    500,000             Miami, FL, Health Facilities Authority, Health System
                        Revenue Bonds (Series 2003C), 5.125% (Catholic Health
                        East)/(Original Issue Yield: 5.30%), 11/15/2024                 A / A2                 521,585
    1,000,000           Midtown Miami, FL, Community Development District, Special
                        Assessment Bonds (Series 2004A), 6.25% (Original Issue
                        Yield: 6.30%), 5/1/2037                                           NR                  1,059,830
    980,000             Orlando, FL, Urban Community Development District, Capital
                        Improvement Revenue Bonds (Series 2001A), 6.95% (Original
                        Issue Yield: 7.00%), 5/1/2033                                     NR                  1,059,282
    600,000             Orlando, FL, Urban Community Development District, Capital
                        Improvement Revenue Bonds, 6.25%, 5/1/2034                        NR                   635,184
    1,000,000           Reunion East Community Development District, FL, Special
                        Assessment Bonds (Series 2002A), 7.375%, 5/1/2033                 NR                  1,121,130
    1,200,000           South Lake County, FL, Hospital District, Revenue Bonds,
                        6.625% (South Lake Hospital, Inc.), 10/1/2023                  NR / Baa3              1,341,432
    2,000,000           St. Johns County, FL, IDA, Health Care Revenue Bonds
                        (Series 1999), 8.00% (Glenmoor at St. Johns
                        Project)/(Original Issue Yield: 8.10%), 1/1/2030                  NR                  2,167,640
    880,000             Verandah West, FL, Community Development District, Capital
                        Improvement Revenue Bonds (Series 2003A), 6.625% (Original
                        Issue Yield: 6.75%), 5/1/2033                                     NR                   930,248
                        Total                                                                                36,949,414
                        Georgia--2.8%
    5,000,000           Atlanta, GA, Airport Passenger Facilities Charge Revenue,
                        Passenger Facilities Charge Revenue Bonds, 5.00% (FSA
                        INS), 1/1/2034                                                 AAA / Aaa              5,270,350
    2,000,000           Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75%
                        (Atlantic Station Project)/(Original Issue Yield: 7.90%),
                        12/1/2014                                                         NR                  2,198,600
    1,000,000           Augusta, GA, Airport, General Passenger Facilities Charge
                        Revenue Bonds, (Series A), 5.15%, 1/1/2035                     NR / Baa3              1,024,580
    750,000             Augusta, GA, Airport, General Passenger Facilities Charge
                        Revenue Bonds, (Series B), 5.35%, 1/1/2028                     NR / Baa3               769,185
    1,985,000           Augusta, GA ,HFA, Multifamily Housing Refunding Revenue
                        Bonds, 6.55% (Forest Brook Apartments), 12/1/2030                 NR                  2,015,887
    1,640,000           Forsyth County, GA, Hospital Authority, Revenue
                        Anticipation Certificates (Series 1998), 6.375% (Georgia
                        Baptist Health Care System)/(Escrowed In Treasuries
                        COL)/(Original Issue Yield: 6.45%), 10/1/2028                  AAA / NR               2,144,661
    750,000             Fulton County, GA, Residential Care Facilities, Revenue
                        Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022         NR                   760,087
                        Total                                                                                14,183,350
                        Hawaii--0.5%
    1,000,000           Hawaii State Department of Budget & Finance, Special
                        Purpose Revenue Bonds (Series A), 7.00% (Kahala
                        Nui)/(Original Issue Yield: 7.00%), 11/15/2012                    NR                  1,093,960
    1,000,000           Hawaii State Department of Budget & Finance, Special
                        Purpose Revenue Bonds (Series A), 8.00% (Kahala
                        Nui)/(Original Issue Yield: 8.175%), 11/15/2033                   NR                  1,150,430
    455,000             Hawaii State Department of Transportation, Special
                        Facility Refunding Revenue Bonds (Series 2000), 7.00%
                        (Continental Airlines, Inc.)/(Original Issue Yield:
                        7.20%), 6/1/2020                                               B / Caa2                415,106
                        Total                                                                                 2,659,496
                        Idaho--0.4%
    2,000,000           Idaho Health Facilities Authority, Refunding Revenue Bonds
                        (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated
                        Group)/(Original Issue Yield: 8.10%), 11/15/2029                  NR                  1,988,080
    260,000             Idaho Housing Agency, SFM Revenue Bonds (Series F-2),
                        7.80% (FHA GTD), 1/1/2023                                       AA / NR                260,541
                        Total                                                                                 2,248,621
                        Illinois--1.1%
    70,000              Chicago, IL, SFM, Collateralized SFM Revenue Bonds (Series
                        A), 7.25% (GNMA COL), 9/1/2028                                 NR / Aaa                70,663
    4,680,000     (1,2) Illinois Finance Authority, RITES (Series PA-1286),
                        6.89481% (SwedishAmerican Hospital)/(AMBAC INS), 11/15/2023    AAA / NR               5,413,450
                        Total                                                                                 5,484,113
                        Indiana--1.9%
    1,000,000           Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft
                        Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028         NR                   984,800
    3,000,000           Indiana Health Facility Financing Authority, Hospital
                        Revenue Bonds (Series 2001A), 6.375% (Community Foundation
                        of Northwest Indiana)/(Original Issue Yield: 6.68%),
                        8/1/2031                                                       BBB- / NR              3,238,290
    2,000,000           Indiana Health Facility Financing Authority, Revenue
                        Refunding Bonds (Series 1998), 5.625% (Greenwood Village
                        South Project)/(Original Issue Yield: 5.802%), 5/15/2028          NR                  2,039,720
    2,000,000           Indianapolis, IN, Airport Authority, Special Facilities
                        Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx
                        Corp.), 1/15/2017                                             BBB / Baa2              2,129,780
    1,000,000           South Bend, IN, Economic Development Revenue Bonds (Series
                        1999A), 6.25% (Southfield Village)/(Original Issue Yield:
                        6.375%), 11/15/2029                                               NR                   999,960
                        Total                                                                                 9,392,550
                        Iowa--0.4%
    1,785,000           Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional
                        Health Center)/(Original Issue Yield: 6.40%), 10/1/2022        BBB / NR               1,934,672
                        Kansas--0.7%
    50,000              Manhattan, KS, IDRB, IRBs (Series 1999), 6.25% (Farrar
                        Corporation Project), 8/1/2006                                    NR                   49,824
    1,625,000           Manhattan, KS, IDRB, IRBs (Series 1999), 7.00% (Farrar
                        Corporation Project), 8/1/2014                                    NR                  1,616,761
    1,000,000           Olathe, KS, Senior Living Facility Revenue Bonds (Series
                        2000A), 8.00% (Aberdeen Village, Inc.)/(U.S. Treasury PRF
                        5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030           NR                  1,216,140
    590,000             Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series
                        1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program
                        COL), 6/1/2029                                                 NR / Aaa                600,189
                        Total                                                                                 3,482,914
                        Kentucky--1.3%
    2,500,000           Kenton County, KY, Airport Board, Special Facilities
                        Revenue Bonds (Series A), 7.50% (Delta Air Lines,
                        Inc.)/(Original Issue Yield: 7.60%), 2/1/2020                   C / Ca                2,212,975
    2,000,000           Kentucky Economic Development Finance Authority, Hospital
                        System Refunding Revenue Bonds, 5.875% (Appalachian
                        Regional Health Center)/(Original Issue Yield: 5.92%),
                        10/1/2022                                                      BB- / NR               1,933,400
    2,000,000           Kentucky Economic Development Finance Authority, Revenue
                        Bonds (Series 2000A), 6.625% (Norton Healthcare,
                        Inc.)/(Original Issue Yield: 6.97%), 10/1/2028                    NR                  2,215,660
                        Total                                                                                 6,362,035
                        Louisiana--3.6%
    1,000,000           De Soto Parish, LA, Environmental Improvement Authority,
                        Revenue Bonds, (Series A), 5.00% (International Paper
                        Co.), 11/1/2018                                               BBB / Baa2              1,015,570
    2,000,000           Louisiana Local Government Environmental Facilities
                        Community Development Authority, Housing Bond Anticipation
                        Notes, 6.25% (Kingston Point), 7/1/2005                           NR                  1,999,960
    1,980,000     (1,2) Louisiana Public Facilities Authority Hospital Revenue,
                        Revenue Bonds, 8.625% (Lake Charles Memorial
                        Hospital)/(Original Issue Yield: 8.75%), 12/1/2030                NR                  1,925,649
    5,645,000           St. Charles Parish, LA, PCR Bonds, 7.50% (Entergy
                        Louisiana, Inc.)/(Original Issue Yield: 7.542%), 6/1/2021      A- / Baa1              5,674,298
    3,650,000           St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds
                        (Series A), 7.00% (Entergy Louisiana, Inc.)/(Original
                        Issue Yield: 7.04%), 12/1/2022                                 A- / Baa1              3,665,877
    2,000,000           St. James Parish, LA, Solid Waste Disposal Revenue Bonds,
                        7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%),
                        10/1/2022                                                         NR                  2,003,620
    2,000,000           West Feliciana Parish, LA, PCR Refunding Bonds (Series
                        1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028           BBB- / Ba1              2,033,160
                        Total                                                                                18,318,134
                        Maine--0.5%
    1,000,000           Maine Health & Higher Educational Facilities Authority,
                        Health Facilities Revenue Bond (Series A), 7.50% (Piper
                        Shores)/(U.S. Treasury PRF 1/1/2009@100), 1/1/2019                NR                  1,138,090
    1,000,000           Maine Health & Higher Educational Facilities Authority,
                        Health Facilities Revenue Bonds (Series A), 7.55% (Piper
                        Shores)/(U.S. Treasury PRF 1/1/2009@100), 1/1/2029                NR                  1,139,760
                        Total                                                                                 2,277,850
                        Maryland--0.4%
    2,000,000           Maryland State Economic Development Corp., Senior Lien
                        Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay
                        Conference Center Project), 12/1/2031                             NR                  2,119,280
                        Massachusetts--2.8%
    2,000,000           Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75%
                        (Caritas Christi Obligated Group)/(Original Issue Yield:
                        5.80%), 7/1/2028                                              BBB / Baa3              2,044,360
    2,000,000           Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20%
                        (Civic Investments), 12/15/2031                                   NR                  2,312,560
    1,000,000           Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75%
                        (Jordan Hospital )/(Original Issue Yield: 7.00%), 10/1/2033    BBB- / NR              1,109,000
    2,000,000           Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375%
                        (Northern Berkshire Health System )/(Original Issue Yield:
                        6.60%), 7/1/2034                                                BB / NR               2,095,280
    1,305,000     (1,2) Massachusetts Water Resources Authority, RITES
                        (PA-999-R-A), 7.2816%, 8/1/2014                                   NR                  1,638,310
    500,000       (1,2) Massachusetts Water Resources Authority, RITES (PA
                        999-R-B), 7.2816%, 8/1/2015                                       NR                   627,705
    1,715,000     (1,2) Massachusetts Water Resources Authority, RITES (Series
                        999-R-C), 7.2816%, 8/1/2019                                       NR                  2,153,028
    1,805,000     (1,2) Massachusetts Water Resources Authority, RITES (Series
                        999-R-D), 7.2816%, 8/1/2020                                       NR                  2,266,015
                        Total                                                                                14,246,258
                        Michigan--0.7%
    1,000,000           Delta County, MI, Economic Development Corp.,
                        Environmental Improvement Refunding Revenue Bonds (Series
                        2002B), 6.45% (MeadWestvaco Corp.)/(U.S. Treasury PRF
                        4/15/2012@100), 4/15/2023                                      AAA / NR               1,159,690
    550,000             Gaylord, MI, Hospital Finance Authority, Hospital Revenue
                        Refunding Bonds (Series 2004), 6.50% (Otsego Memorial
                        Hospital Obligated Group)/(Original Issue Yield: 6.70%),
                        1/1/2037                                                          NR                   560,714
    1,500,000           Kent Hospital Finance Authority, MI, Revenue Bonds (Series
                        2005A), 6.25% (Metropolitan Hospital ), 7/1/2040               BBB / NR               1,671,030
                        Total                                                                                 3,391,434
                        Minnesota--4.3%
    4,000,000           Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern
                        States Power Co., MN), 4/1/2030                                 A- / A2               4,681,520
    5,000               Dakota County, MN, Housing & Redevelopment Authority, SFM
                        Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009                     AAA / NR                 5,024
    3,000,000           Duluth, MN, EDA, Health Care Facilities Revenue Bonds
                        (Series 2004), 5.25% (Benedictine Health System-St. Mary's
                        Duluth Clinic Health System Obligated Group), 2/15/2028         A- / NR               3,148,260
    2,000,000           Minneapolis, MN, Health Care System, Revenue Bonds (Series
                        2002A), 5.75% (Allina Health System, MN), 11/15/2014            A- / A3               2,214,160
    1,000,000           Minneapolis/St. Paul, MN, Airport Commission, Special
                        Facilities Revenue Refunding Bonds (Series 2005A), 7.375%
                        (Northwest Airlines, Inc.)/(Original Issue Yield: 7.75%),
                        4/1/2025                                                          NR                   978,490
    500,000             Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75%
                        (Pact Charter School), 12/1/2033                                  NR                   510,700
    5,280,000           St. Paul, MN, Housing & Redevelopment Authority, Hospital
                        Revenue Refunding Bonds (Series A), 6.625% (Healtheast,
                        MN)/(Original Issue Yield: 6.687%), 11/1/2017                  BB+ / Ba1              5,306,030
    1,000,000           St. Paul, MN, Housing & Redevelopment Authority, Refunding
                        Revenue Bonds (Series 2003A), 7.00% (Achieve Language
                        Academy ), 12/1/2032                                              NR                  1,033,910
    2,000,000           St. Paul, MN, Housing & Redevelopment Authority, Revenue
                        Bonds (Series 2002B), 7.00% (Upper Landing
                        Project)/(Original Issue Yield: 7.05%), 3/1/2029                  NR                  2,010,400
    1,500,000           St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds
                        (Series 2), 7.375% (Radisson Kellogg Project)/(Original
                        Issue Yield: 7.50%), 8/1/2029                                     NR                  1,577,265
                        Total                                                                                21,465,759
                        Mississippi--0.5%
    2,500,000           Mississippi Business Finance Corp., PCR Bonds, 5.875%
                        (System Energy Resources, Inc.)/(Original Issue Yield:
                        5.934%), 4/1/2022                                             BBB- / Ba1              2,544,075
                        Missouri--0.8%
    2,445,000      (1)  Kansas City, MO, IDA, Multifamily Housing Revenue Bonds,
                        6.90% (Woodbridge Apartments Project), 8/1/2030                   NR                  2,277,640
    1,000,000           St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00%
                        (Living Community St. Joseph Project), 8/15/2032                  NR                  1,058,230
    500,000             West Plains, MO, IDA, Hospital Revenue Bonds, 6.75%
                        (Ozarks Medical Center)/(Original Issue Yield: 6.78%),
                        11/15/2024                                                     BB+ / NR                522,635
                        Total                                                                                 3,858,505
                        Multi State--2.0%
    8,990,000     (1,2) Merrill Lynch P-FLOATs/RITES Trust, Tax Exempt Receipts
                        (Series PPT-33), 11.991%, 1/1/2032                                NR                 10,235,205
                        Nevada--1.4%
    1,000,000           Clark County, NV, Improvement District, Limited Obligation
                        Improvement Bonds (Series 2003), 6.375% (Special
                        Improvement District No. 142 (Mountain's Edge))/(Original
                        Issue Yield: 6.40%), 8/1/2023                                     NR                  1,031,880
    980,000             Clark County, NV, Improvement District, Local Improvement
                        Bonds (Series 2001), 6.875% (Special Improvement District
                        No. 132 (Summerlin South Area))/(Original Issue Yield:
                        6.92%), 2/1/2021                                                  NR                  1,010,850
    1,800,000           Director of the State of Nevada Department of Business and
                        Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375%
                        (Las Vegas Monorail Project)/(Original Issue Yield:
                        7.75%), 1/1/2040                                                  NR                  1,887,246
    1,300,000     (1,2) Director of the State of Nevada Department of Business and
                        Industry, Revenue Bonds (Series 2004A), 7.00% (Las
                        Ventanas Retirement Community)/(Original Issue Yield:
                        7.125%), 11/15/2034                                               NR                  1,359,332
    1,000,000     (1,2) Director of the State of Nevada Department of Business and
                        Industry, Revenue Bonds (Series 2004B), 6.75% (Las
                        Ventanas Retirement Community)/(Original Issue Yield:
                        6.875%), 11/15/2023                                               NR                  1,052,010
    500,000             Las Vegas, NV, Special Improvement District No. 607, Local
                        Improvement Special Assessment Bonds (Series 2004), 6.00%,
                        6/1/2019                                                          NR                   517,795
                        Total                                                                                 6,859,113
                        New Jersey--3.7%
    2,000,000           New Jersey EDA, Retirement Community Revenue Bonds (Series
                        2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue
                        Yield: 7.625%), 11/15/2031                                        NR                  2,146,640
    1,250,000           New Jersey EDA, Retirement Community Revenue Bonds (Series
                        A), 8.25% (Seabrook Village)/(Original Issue Yield:
                        8.50%), 11/15/2030                                                NR                  1,410,875
    1,550,000           New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host
                        Marriott Corp.), 12/1/2027                                        NR                  1,550,604
    3,000,000           New Jersey EDA, Revenue Bonds (Series 2004), 5.50% (NJ
                        Dedicated Cigarette Excise Tax), 6/15/2016                    BBB / Baa2              3,333,780
    1,000,000           New Jersey EDA, Revenue Bonds (Series 2004), 5.75% (NJ
                        Dedicated Cigarette Excise Tax)/(Original Issue Yield:
                        5.93%), 6/15/2034                                             BBB / Baa2              1,071,630
    1,000,000           New Jersey EDA, Special Facilities Revenue Bonds (Series
                        2000), 7.20% (Continental Airlines, Inc.)/(Original Issue
                        Yield: 7.25%), 11/15/2030                                      B / Caa2                934,510
    400,000             New Jersey Health Care Facilities Financing Authority,
                        Revenue Bonds, 6.50% (Pascack Valley Hospital
                        Association)/(Original Issue Yield: 6.72%), 7/1/2023            B+ / NR                400,492
    2,000,000           New Jersey Health Care Facilities Financing Authority,
                        Revenue Bonds, 6.625% (Palisades Medical Center)/(Original
                        Issue Yield: 6.67%), 7/1/2031                                 BBB- / Baa3             2,209,620
    5,000,000           Tobacco Settlement Financing Corp., NJ, Revenue Bonds,
                        6.75% (Original Issue Yield: 7.05%), 6/1/2039                 BBB / Baa3              5,445,700
                        Total                                                                                18,503,851
                        New Mexico--1.7%
    850,000             Bernalillo County, NM, Multifamily, Refunding Housing
                        Revenue Bonds (Series 2001C), 7.50% (Valencia
                        Retirement)/(SunAmerica, Inc. GTD), 12/1/2021                     NR                   891,463
    2,535,000           Dona Ana County, NM, Multifamily Housing Revenue Bonds
                        (Series 2001A), 7.00% (Montana Meadows Apartments),
                        12/1/2030                                                         NR                  2,477,633
    2,000,000           Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375%
                        (Public Service Co., NM), 4/1/2022                            BBB / Baa2              2,153,680
    2,000,000           Farmington, NM, Refunding Revenue Bonds (Series 2002A),
                        6.375% TOBs (El Paso Electric Co.), Mandatory Tender
                        8/1/2005                                                      BBB / Baa3              2,010,600
    1,000,000     (1,2) Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana
                        Pueblo Project), 7/1/2015                                         NR                  1,047,460
                        Total                                                                                 8,580,836
                        New York--10.0%
    2,500,000           Brookhaven, NY, IDA, Senior Residential Housing Revenue
                        Bonds, 6.25% (Woodcrest Estates), 12/1/2023                       NR                  2,504,025
    115,000             Dutchess County, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2004B), 7.50% (St. Francis Hospital and Health
                        Centers), 3/1/2029                                                NR                   120,611
    990,000             Dutchess County, NY, IDA, Refunding Revenue Bonds (Series
                        2004A), 7.50% (St. Francis Hospital and Health Centers),
                        3/1/2029                                                          NR                  1,038,302
    5,000,000     (1,2) Metropolitan Transportation Authority, NY, RITES
                        (PA-1042R), 7.27178% (MBIA Insurance Corp. INS), 1/1/2010         NR                  6,228,150
    570,000             Nassau County, NY, IDA, Civic Facility Refunding Revenue
                        Bonds (Series 2001B) , 5.875% (North Shore-Long Island
                        Jewish Obligated Group)/(Original Issue Yield: 5.92%),
                        11/1/2011                                                       NR / A3                627,804
    8,000,000     (1,2) New York City, NY, IDA, Liberty Revenue Bonds (Series A),
                        6.50% (7 World Trade Center LLC), 3/1/2035                        NR                  8,234,960
    2,000,000     (1,2) New York City, NY, IDA, Liberty Revenue Bonds (Series B),
                        6.75% (7 World Trade Center LLC), 3/1/2015                        NR                  2,051,260
    1,500,000           New York City, NY, IDA, Special Facility Revenue Bonds
                        (Series 2002), 7.625% (British Airways)/(Original Issue
                        Yield: 7.976%), 12/1/2032                                      BB- / Ba2              1,675,905
    2,000,000           New York City, NY, UT GO Bonds (Series 2002B), 5.375%
                        (Original Issue Yield: 5.48%), 12/1/2020                        A+ / A1               2,178,480
    2,800,000     (1,2) New York City, NY, RITES (PA-1075), 8.40007%, 6/1/2018          A+ / NR               3,617,264
    5,000,000           New York City, NY, UT GO Bonds (Fiscal 2004 Series A),
                        5.50%, 8/1/2022                                                 A+ / A1               5,486,800
    4,000,000           New York City, NY, UT GO Bonds (Fiscal 2005 Series J),
                        5.00%, 3/1/2025                                                 A+ / A1               4,248,680
    1,000,000           New York City, NY, UT GO Bonds (Series 2004I), 5.00%,
                        8/1/2022                                                        A+ / A1               1,061,460
    1,500,000           New York State Dormitory Authority, Revenue Bonds (Series
                        2000C), 6.00% (Mt. Sinai NYU Health Obligated Group),
                        7/1/2026                                                       BB / Ba1               1,501,815
    300,000             New York State Dormitory Authority, Revenue Bonds (Series
                        2005), 5.00% (Rochester General Hospital)/(Radian Asset
                        Assurance INS), 12/1/2035                                      AA / Aa3                315,522
    869,921              Schenectady, NY, Bond Anticipation Renewal Notes (Series
                        2005), 5.25% BANs, 5/26/2006                                      NR                   869,999
    750,000             Schenectady, NY, Tax Anticipation Notes (Series 2004),
                        5.90% TANs, 12/30/2005                                            NR                   749,415
    5,250,000     (1,2) Tobacco Settlement Financing Corp., NY, RITES (PA-1230),
                        6.81381% (New York State), 6/1/2016                            AA- / NR               6,380,692
    1,500,000           Triborough Bridge & Tunnel Authority, NY, General Purpose
                        Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022      AA- / Aa2              1,595,850
                        Total                                                                                50,486,994
                        North Carolina--0.7%
    500,000             North Carolina Medical Care Commission, Health Care
                        Facilities First Mortgage Revenue Bonds, 6.375% (Arbor
                        Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032          NR                   531,300
    1,940,000           North Carolina Medical Care Commission, Health Care
                        Facilities First Mortgage Revenue Bonds, 7.625% (Depaul
                        Community Facilities)/(Original Issue Yield: 7.625%),
                        11/1/2029                                                         NR                  2,011,974
    1,200,000           North Carolina Medical Care Commission, Health Care
                        Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North
                        Carolina Projects), 10/1/2034                                  NR / Baa1              1,223,064
                        Total                                                                                 3,766,338
                        Ohio--2.4%
    1,500,000           Cleveland-Cuyahoga County, OH, Port Authority, Special
                        Assessment Tax-Increment Revenue Bonds, 7.35% (University
                        Heights, OH Public Parking Garage), 12/1/2031                     NR                  1,634,970
    500,000             Franklin County, OH, Health Care Facilities, Revenue Bonds
                        (Series 2001A), 7.125% (Ohio Presbyterian Retirement
                        Services)/(Original Issue Yield: 7.35%), 7/1/2029              BBB / NR                563,745
    2,500,000     (1,2) Lorain County, OH, RITES (PA-894R-A), 7.53329% (Catholic
                        Healthcare Partners), 10/1/2012                                   NR                  3,079,875
    2,500,000     (1,2) Lorain County, OH, RITES (PA-894R-B), 7.53329% (Catholic
                        Healthcare Partners), 10/1/2013                                   NR                  3,048,450
    1,500,000           Ohio State Air Quality Development Authority, PCR
                        Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland
                        Electric Illuminating Co.), 8/1/2020                          BBB- / Baa2             1,574,880
    1,500,000           Port Authority for Columbiana County, OH, Solid Waste
                        Facility Revenue Bonds (Series 2004A), 7.25% (Apex
                        Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034        NR                  1,516,245
    450,000       (1,2) Port of Greater Cincinnati, OH, Development Authority,
                        Special Assessment Revenue Bonds, 6.40% (Cincinnati
                        Mills), 2/15/2034                                                 NR                   480,704
    375,000             Toledo-Lucas County, OH, Port Authority, Revenue Bonds
                        (Series 2004C), 6.375% (Northwest Ohio Bond Fund),
                        11/15/2032                                                        NR                   394,414
                        Total                                                                                12,293,283
                        Oklahoma--0.9%
    4,585,000           Jackson County, OK, Hospital Authority, Hospital Revenue
                        Refunding Bonds, 7.30% (Jackson County Memorial Hospital,
                        OK)/(Original Issue Yield: 7.40%), 8/1/2015                     BB / NR               4,704,531
                        Oregon--1.6%
    1,000,000           Clackamas County, OR, Hospital Facilities Authority,
                        Refunding Gross Revenue Bonds (Series 2005), 5.125%
                        (Willamette Falls Hospital), 4/1/2026                          NR / Baa3              1,006,840
    2,960,000     (1,2) Multnomah County, OR, Hospital Facilities Authority, RITES
                        (PA-1267A), 6.76027% (Providence Health System), 4/1/2012         NR                  3,550,727
    2,040,000     (1,2) Multnomah County, OR, Hospital Facilities Authority, RITES
                        (PA-1267B), 7.26027% (Providence Health System), 4/1/2012         NR                  2,532,823
    1,000,000           Yamhill County, OR, Hospital Authority, Revenue Bonds,
                        7.00% (Friendsview Retirement Community)/(Original Issue
                        Yield: 7.125%), 12/1/2034                                         NR                  1,013,130
                        Total                                                                                 8,103,520
                        Pennsylvania--8.8%
    1,330,000           Allegheny County, PA, HDA, Health Care Facilities Revenue
                        Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden,
                        Inc.)/(Original Issue Yield: 6.02%), 8/15/2018                    NR                  1,333,697
    4,500,000           Allegheny County, PA, HDA, Health System Revenue Bonds
                        (Series 2000B), 9.25% (West Penn Allegheny Health
                        System)/(Original Issue Yield: 9.70%), 11/15/2030               B / B1                5,433,210
    620,000             Allegheny County, PA, HDA, Revenue Bonds, (Series A),
                        8.75% (Covenant at South Hills)/(Original Issue Yield:
                        8.80%), 2/1/2031                                                  NR                   404,897
    2,000,000     (1,2) Allegheny County, PA, IDA, Cargo Facilities Lease Revenue
                        Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC
                        Project)/(Original Issue Yield: 6.75%), 9/1/2024                  NR                  1,924,340
    1,120,000           Allegheny County, PA, IDA, Charter School Revenue Bonds
                        (Series 2004A), 7.75% (Propel Schools)/(Original Issue
                        Yield: 7.75%), 12/15/2029                                         NR                  1,103,402
    1,400,000           Allegheny County, PA, IDA, Lease Revenue Bonds (Series
                        2001), 6.60% (Residential Resources Inc.
                        Project)/(Original Issue Yield: 6.75%), 9/1/2031                  NR                  1,495,312
    1,000,000           Bucks County, PA, IDA, First Mortgage Health Care
                        Facilities Revenue Bonds (Series 1999), 6.30% (Chandler
                        Hall Health Services Obligated Group)/(Original Issue
                        Yield: 6.40%), 5/1/2029                                           NR                  1,016,370
    1,500,000           Chartiers Valley, PA, Industrial & Commercial Development
                        Authority, First Mortgage Revenue Refunding Bonds (Series
                        1999), 6.375% (Asbury Health Center)/(Original Issue
                        Yield: 6.52%), 12/1/2024                                          NR                  1,552,845
    2,000,000           Commonwealth of Pennsylvania, UT GO Bonds (Second Series
                        2001), 5.00%, 9/15/2018                                        AA / Aa2               2,177,740
    2,000,000           Cumberland County, PA, Municipal Authority, Retirement
                        Community Revenue Bonds (Series 2002A), 7.25% (Wesley
                        Affiliated Services, Inc. Obligated Group)/(Original Issue
                        Yield: 7.50%), 1/1/2035                                           NR                  2,171,820
    1,000,000           Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625%
                        (Garden Spot Villiage Project)/(Original Issue Yield:
                        7.84%), 5/1/2031                                                  NR                  1,090,800
    1,000,000           Lawrence County, PA, IDA, Senior Health and Housing
                        Facilities Revenue Bonds, 7.50% (Shenango Presbyterian
                        SeniorCare Obligated Group)/(Original Issue Yield: 7.75%),
                        11/15/2031                                                        NR                  1,015,230
    2,000,000           Montgomery County, PA, Higher Education & Health Authority
                        Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric
                        Center)/(Original Issue Yield: 7.50%), 12/1/2030                  NR                  2,121,540
    1,000,000           Montgomery County, PA, IDA, Fixed Rate Mortgage Revenue
                        Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care
                        Retirement Community)/(Original Issue Yield: 6.375%),
                        2/1/2035                                                          NR                  1,041,860
    500,000             Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                        1997B), 6.125% (National Gypsum Co.), 11/1/2027                   NR                   534,465
    1,000,000           Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                        2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036                 NR / B1               1,076,530
    2,000,000           Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25%
                        (National Gypsum Co.), 11/1/2027                                  NR                  2,157,020
    1,500,000           Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series
                        A), 6.40% (Northampton Generating), 1/1/2009                    BB / NR               1,516,800
    900,000        (3)  Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 1996), 7.15% (Thiel College)/(U.S.
                        Treasury PRF 5/15/2006@102), 5/15/2015                            NR                   952,101
    900,000             Philadelphia Authority for Industrial Development, Senior
                        Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes
                        Germantown/Morrisville), 7/1/2035                              NR / Baa2               903,573
    10,995,000          Philadelphia, PA, Gas Works, Revenue Bonds (Series A-1),
                        5.00% (FSA INS), 9/1/2033                                      AAA / Aaa             11,555,195
    1,500,000           Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S.
                        Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%),
                        9/1/2031                                                          NR                  1,799,550
                        Total                                                                                44,378,297
                        Puerto Rico--0.3%
    1,000,000     (1,2) Puerto Rico Highway and Transportation Authority, RITES
                        (Series PA 331B), 7.24877% (AMBAC INS), 1/1/2011                  NR                  1,321,560
                        Rhode Island--0.2%
    1,000,000           Rhode Island State Health and Educational Building Corp.,
                        Hospital Financing Revenue Bonds (Series 2002), 6.50%
                        (Lifespan Obligated Group)/(Original Issue Yield: 6.70%),
                        8/15/2032                                                     BBB+ / Baa1             1,117,600
                        South Carolina--1.4%
    6,000,000           Connector 2000 Association, Inc., SC, Capital Appreciation
                        Senior Revenue Bonds (Series 1998B) (Original Issue Yield:
                        5.80%), 1/1/2025                                                B- / NR               1,131,000
    15,550,000          Connector 2000 Association, Inc., SC, Toll Road Capital
                        Appreciation Revenue Bonds (Series 1998A) (Original Issue
                        Yield: 5.85%), 1/1/2034                                         B- / NR               1,540,228
    1,500,000           South Carolina Jobs-EDA, First Mortgage Health Facilities
                        Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran
                        Homes of South Carolina, Inc.)/(Original Issue Yield:
                        5.80%), 5/1/2026                                                  NR                  1,374,930
    1,500,000           South Carolina Jobs-EDA, Hospital Facilities Improvement
                        Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health
                        Alliance)/(U.S. Treasury PRF 12/15/2010@102)/(Original
                        Issue Yield: 7.55%), 12/15/2021                                NR / Baa2              1,840,275
    1,000,000           Tobacco Settlement Revenue Management Authority, SC,
                        Tobacco Settlement Asset-Backed Bonds (Series 2001B),
                        6.375% (Original Issue Yield: 6.532%), 5/15/2028              BBB / Baa3              1,046,160
                        Total                                                                                 6,932,593
                        South Dakota--0.4%
    2,000,000           Minnehaha County, SD, Health Facilities, Revenue Bonds
                        (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original
                        Issue Yield: 7.198%), 12/1/2035                                   NR                  1,998,000
                        Tennessee--2.8%
    3,000,000           Elizabethton, TN, Health & Educational Facilities Board,
                        First Mortgage Hospital Revenue Refunding & Improvement
                        Bonds (Series 2000B), 8.00% (Mountain States Health
                        Alliance), 7/1/2033                                            NR / Baa2              3,629,790
    1,000,000           Johnson City, TN, Health & Education Facilities Board,
                        Retirement Facility Revenue Bonds (Series 2004A), 6.25%
                        (Appalachian Christian Village)/(Original Issue Yield:
                        6.43%), 2/15/2032                                                 NR                  1,011,920
    1,000,000           Knox County, TN, Health Education & Housing Facilities
                        Board, Revenue Bonds, 6.375% (Baptist Health System of
                        East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022       NR / Baa3              1,060,130
    2,100,000           Springfield, TN, Health & Educational Facilities Board,
                        Hospital Revenue Bonds, 8.25% (NorthCrest Medical
                        Center)/(U.S. Treasury PRF 4/1/2006@102)/(Original Issue
                        Yield: 8.50%), 4/1/2012                                        NR / Aaa               2,189,733
    5,000,000           Springfield, TN, Health & Educational Facilities Board,
                        Hospital Revenue Bonds, 8.50% (NorthCrest Medical
                        Center)/(U.S. Treasury PRF 4/1/2006@102)/(Original Issue
                        Yield: 8.875%), 4/1/2024                                       NR / Aaa               5,326,850
    1,000,000           Sullivan County, TN, Health Educational & Housing
                        Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont
                        Health System)/(Original Issue Yield: 6.45%), 9/1/2022         BBB+ / NR              1,109,480
                        Total                                                                                14,327,903
                        Texas--5.9%
    2,000,000           ABIA Development Corp., TX, Airport Facilities Revenue
                        Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original
                        Issue Yield: 7.50%), 1/1/2025                                     NR                  2,011,940
    800,000             Abilene, TX, Health Facilites Development Corp.,
                        Retirement Facilities Revenue Bonds (Series 2003A), 7.00%
                        (Sears Methodist Retirement) /(Original Issue Yield:
                        7.25%), 11/15/2033                                                NR                   860,576
    1,000,000           Austin, TX, Convention Center Enterprises, Inc., First
                        Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original
                        Issue Yield: 6.75%), 1/1/2032                                 BBB- / Baa3             1,065,600
    1,000,000           Brazos River Authority, TX, PCR Refunding Bonds (Series
                        2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013    BBB / Baa2              1,145,660
    715,000             Brazos River Authority, TX, PCR Refunding Bonds (Series
                        2003C), 6.75% (TXU Energy)/(Original Issue Yield: 6.77%),
                        10/1/2038                                                     BBB / Baa2               799,949
    1,000,000           Brazos River Authority, TX, PCR Refunding Bonds, 7.70%
                        (TXU Energy), 4/1/2033                                        BBB / Baa2              1,189,740
    2,380,000           Brazos River Authority, TX, Refunding PCR Bonds (Series
                        2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011   BBB / Baa2              2,555,073
    1,000,000           Brazos River Authority, TX, Revenue Refunding Bonds
                        (Series 1999C), 7.75% (Centerpoint Energy Houston
                        Electric), 12/1/2018                                          BBB- / Ba2              1,111,640
    2,000,000           Dallas-Fort Worth, TX, International Airport Facility
                        Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines,
                        Inc.)/(Original Issue Yield: 7.65%), 11/1/2021                  C / Ca                 560,620
    4,000,000           Decatur, TX, Hospital Authority, Hospital Revenue Bonds
                        (Series 2004A), 7.125% (Wise Regional Health System),
                        9/1/2034                                                          NR                  4,346,160
    1,500,000           El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds,
                        7.75% (Bienvivir Senior Health Services), 8/15/2031               NR                  1,632,270
    500,000             Gulf Coast, TX, Waste Disposal Authority, Waste Disposal
                        Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.),
                        4/1/2032                                                      BBB- / Baa3              543,310
    1,000,000           Houston, TX, Airport System, Special Facilities Revenue
                        Bonds (Series 2001), 7.00% (Continental Airlines, Inc.),
                        7/1/2029                                                       B- / Caa2               917,120
    1,000,000           Houston, TX, HFDC, Retirement Facilities Revenue Bonds
                        (Series 2004A), 7.125% (Buckingham Senior Living
                        Community)/(Original Issue Yield: 7.20%), 2/15/2034               NR                  1,080,570
    1,000,000           Mesquite, TX, Health Facilities Development Corp.,
                        Retirement Facility Revenue Bonds, 7.625% (Christian Care
                        Centers, Inc.- Greenway Village)/(Original Issue Yield:
                        7.75%), 2/15/2028                                              BBB- / NR              1,055,930
    2,000,000           North Central Texas HFDC, Retirement Facility Revenue
                        Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp.
                        Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029       NR                  2,168,500
    250,000             Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds
                        (Series C), 5.40% (Valero Energy Corp.), 4/1/2018             BBB- / Baa3              260,333
    1,000,000           Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C),
                        5.75% (Bethesda Living Center)/(Original Issue Yield:
                        5.89%), 8/15/2018                                                 NR                   999,900
    1,000,000           Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C),
                        5.75% (Bethesda Living Center)/(Original Issue Yield:
                        5.97%), 8/15/2028                                                 NR                   929,840
    2,000,000           Tarrant County, TX, Housing Finance Corp., Multifamily
                        Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge
                        Apartments Project), 4/1/2007                                     NR                  1,987,340
    2,000,000           Texas State Affordable Housing Corp., MFH Revenue Bonds
                        (Junior Series 2002B), 8.00% (American Housing
                        Foundation)/(Original Issue Yield: 8.365%), 3/1/2032            CC / NR               1,204,260
    1,485,000           Texas State Affordable Housing Corp., MFH Revenue Bonds
                        (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031             D / NR                 326,477
    1,000,000           Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75%
                        (Shannon Health System)/(Original Issue Yield: 6.85%),
                        5/15/2021                                                      NR / Baa3              1,092,340
                        Total                                                                                29,845,148
                        Virginia--2.8%
    675,000             Broad Street Community Development Authority, VA, Revenue
                        Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016              NR                   698,078
    1,000,000           Broad Street Community Development Authority, VA, Revenue
                        Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033             NR                  1,052,050
    2,000,000           Henrico County, VA, EDA, Residential Care Facility Revenue
                        Refunding Bonds, 6.70% (Virginia United Methodist Homes,
                        Inc.)/(Original Issue Yield: 6.80%), 6/1/2027                     NR                  2,113,420
    1,500,000           Peninsula Port Authority, VA, Residential Care Facility
                        Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist
                        Homes Obligated Group)/(Original Issue Yield: 7.625%),
                        12/1/2032                                                         NR                  1,648,755
    7,500,000           Pocahontas Parkway Association, VA, Toll Road Capital
                        Appreciation Revenue Bonds (Series B) (Original Issue
                        Yield: 5.75%), 8/15/2017                                       BB / Ba3               3,810,150
    16,000,000          Pocahontas Parkway Association, VA, Toll Road Revenue
                        Bonds (Series 1998B) (Original Issue Yield: 5.90%),
                        8/15/2029                                                      BB / Ba3               3,834,240
    850,000             Tobacco Settlement Financing Corp., VA, Revenue Bonds,
                        5.625% (Original Issue Yield: 5.78%), 6/1/2037                BBB / Baa3               848,751
                        Total                                                                                14,005,444
                        Washington--0.5%
    1,000,000           Port of Seattle, WA, IDC, Special Facilities Revenue Bonds
                        (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original
                        Issue Yield: 7.50%), 4/1/2030                                     NR                   944,570
    1,000,000           Skagit County, WA, Public Hospital District No. 1,
                        Refunding Revenue Boinds , 6.00% (Skagit Valley
                        Hospital)/(Original Issue Yield: 6.25%), 12/1/2023             NR / Baa3              1,093,530
    250,000             Skagit County, WA, Public Hospital District No. 1, Revenue
                        Bonds (Series 2005), 5.50% (Skagit Valley Hospital),
                        12/1/2030                                                      NR / Baa3               260,448
                        Total                                                                                 2,298,548
                        Wisconsin--2.7%
    1,000,000           Racine, WI, Solid Waste Disposal, Revenue Bonds, 3.25%
                        TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009      BBB+ / NR               977,900
    1,250,000           Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70%
                        (United Lutheran Program For The Aging, Inc.)/(Original
                        Issue Yield: 5.778%), 3/1/2028                                    NR                  1,154,038
    1,000,000           Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375%
                        (Divine Savior Healthcare), 5/1/2026                              NR                  1,050,320
    880,000             Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50%
                        (Divine Savior Healthcare), 5/1/2032                              NR                   927,828
    1,400,000           Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125%
                        (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%),
                        12/1/2034                                                         NR                  1,402,604
    750,000             Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25%
                        (Southwest Health Center)/(Original Issue Yield: 6.32%),
                        4/1/2034                                                          NR                   753,960
    1,000,000           Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75%
                        (Beaver Dam Community Hospitals, Inc.)/(Original Issue
                        Yield: 6.95%), 8/15/2034                                          NR                  1,051,620
    2,000,000           Wisconsin State HEFA, Revenue Bonds (Series B), 6.75%
                        (Grant Regional Health Center, Inc.)/(Original Issue
                        Yield: 6.90%), 10/1/2022                                          NR                  1,967,700
    1,250,000           Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam
                        Community Hospitals, Inc.), 8/15/2028                             NR                  1,212,688
    500,000             Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah
                        Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%),
                        7/1/2028                                                          NR                   518,295
    1,630,000           Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian
                        Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030       A- / A3               1,738,248
    1,000,000           Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75%
                        (Attic Angel Obligated Group)/(Original Issue Yield:
                        6.00%), 11/15/2027                                                NR                   966,950
                        Total                                                                                13,722,151
                        Wyoming--0.3%
    1,500,000           Teton County, WY, Hospital District, Hospital Revenue
                        Bonds, 6.75% (St. John's Medical Center)/(Original Issue
                        Yield: 7.00%), 12/1/2027                                          NR                  1,540,020
                        Total Municipal BONDS
                        (identified cost $453,378,663)                                                       477,537,077
                        Short-Term Municipals--1.4%
                        Alaska--0.2%
    1,200,000           Valdez, AK, Marine Terminal (Series 2003B), Daily VRDNs       -1+ / VMIG1
                        (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                    A                        1,200,000
                        Arizona--0.5%
    2,300,000           Apache County, AZ, IDA (Series 1983B), Weekly VRDNs           -1+ / VMIG1
                        (Tucson Electric Power Co.)/(Bank of New York LOC)           A                        2,300,000
                        Tennessee--0.7%
    200,000             Sevier County, TN, Public Building Authority (Series
                        IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                  NR / VMIG1               200,000
    795,000             Sevier County, TN, Public Building Authority (Series
                        IV-E-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                  NR / VMIG1               795,000
    2,375,000           Sevier County, TN, Public Building Authority (Series
                        IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                  NR / VMIG1              2,375,000
                        Total                                                                                 3,370,000
                        Total Short-Term Municipals
                        (identified cost $6,870,000)                                                          6,870,000
                        OTHER--1.0%
    1,500,000     (1,2) Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010       NR / Baa1              1,725,840
    1,000,000     (1,2) GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%,
                        10/31/2040                                                     NR / Baa1              1,009,540
    2,000,000     (1,2) Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050        NR / Baa1              2,311,380
                        total OTHER (IDENTIFIED COST $4,500,000)                                              5,046,760
                        Total Investments-97.1%
                        (identified cost $464,748,633 )(4)                                                   489,453,837
                        OTHER ASSETS AND LIABILITIES -NET-2.9%                                               14,530,036
                        TOTAL NET ASSETS -100%                                                         $     503,983,873

           Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the Fund's portfolio calculated based upon total portfolio market value.
1          Denotes a restricted security, including securities purchased under the Rule 144A of the Securities
           Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At May 31, 2005, these securities amounted to
           $98,367,986 which represents 19.5% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Directors (the "Directors"), held at May 31, 2005, is as follows:
           Security                                           Acquisition Date                 Acquisition Cost
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Allegheny County, PA, IDA, Cargo Facilities        9/23/1999                        $ 1,969,900
           Lease Revenue Bonds (Series 1999), 6.625% (AFCO
           Cargo PIT LLC Project)/(Original Issue Yield:
           6.75%), 9/1/2024
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           California Statewide Communities Development       6/7/1999                         $1,315,000
           Authority, Multifamily Housing Revenue Bonds
           (Series 1999X) , 6.65% (Magnolia City Lights
           Project), 7/1/2029
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           California Statewide Communities Development       7/13/2001                        $1,000,000
           Authority, Revenue Bonds, 6.625% (Tehiyah Day
           School), 11/1/2031
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Capital Trust Agency, FL, Revenue Bonds (Series    4/23/2002 - 10/7/2002            $6,060,232
           2001), 10.00% (Seminole Tribe of Florida
           Convention and Resort Hotel Facilities),
           10/1/2033
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Capital Trust Agency, FL, Revenue Bonds (Series    5/9/2003                         $1,000,000
           2003A), 8.95% (Seminole Tribe of Florida
           Convention and Resort Hotel Facilities),
           10/1/2033
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Director of the State of Nevada Department of      12/23/2004                       $1,279,850
           Business and Industry, Revenue Bonds (Series
           2004A), 7.00% (Las Ventanas Retirement
           Community)/(Original Issue Yield: 7.125%),
           11/15/2034
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Director of the State of Nevada Department of      12/9/2004                        $986,780
           Business and Industry, Revenue Bonds (Series
           2004B), 6.75% (Las Ventanas Retirement
           Community)/(Original Issue Yield: 6.875%),
           11/15/2023
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Florida State Department of Environmental          2/6/2002                         $5,901,643
           Protection, RITES (PA-967), 6.79479% (FSA INS),
           7/1/2013
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Illinois Finance Authority, RITES (Series          1/14/2005                        $5,196,391
           PA-1286), 6.89481% (SwedishAmerican
           Hospital)/(AMBAC INS), 11/15/2023
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Kansas City, MO, IDA, Multifamily Housing          7/27/1999                        $2,445,000
           Revenue Bonds, 6.90% (Woodbridge Apartments
           Project), 8/1/2030
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Lorain County, OH, RITES (PA-894R-A), 7.53329%     8/29/2001                        $2,912,600
           (Catholic Healthcare Partners), 10/1/2012
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Lorain County, OH, RITES (PA-894R-B), 7.53329%     8/29/2001                        $2,869,100
           (Catholic Healthcare Partners), 10/1/2013
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Louisiana Public Facilities Authority Hospital     8/30/2000                        $1,953,424
           Revenue, Revenue Bonds, 8.625% (Lake Charles
           Memorial Hospital)/(Original Issue Yield:
           8.75%), 12/1/2030
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Massachusetts Water Resources Authority, RITES     3/25/2002                        $1,466,533
           (PA-999-R-A), 7.2816%, 8/1/2014
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Massachusetts Water Resources Authority, RITES     3/25/2002                        $554,150
           (PA 999-R-B), 7.2816%, 8/1/2015
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Massachusetts Water Resources Authority, RITES     3/25/2002                        $1,817,351
           (Series 999-R-C), 7.2816%, 8/1/2019
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Massachusetts Water Resources Authority, RITES     3/25/2002                        $1,900,268
           (Series 999-R-D), 7.2816%, 8/1/2020
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Metropolitan Transportation Authority, NY, RITES   6/25/2002                        $5,627,600
           (PA-1042R), 7.27178% (MBIA Insurance Corp. INS),
           1/1/2010
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Miami Beach, FL, Health Facilities Authority,      4/26/2004                        $675,248
           Refunding Revenue Bonds, 6.75% (Mt. Sinai
           Medical Center, FL)/(Original Issue Yield:
           7.05%), 11/15/2029
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Multnomah County, OR, Hospital Facilities          7/27/2004                        $3,290,898
           Authority, RITES (PA-1267A), 6.76027%
           (Providence Health System), 4/1/2012
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Multnomah County, OR, Hospital Facilities          7/27/2004                        $2,329,292
           Authority, RITES (PA-1267B), 7.26027%
           (Providence Health System), 4/1/2012
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           New York City, NY, IDA, Liberty Revenue Bonds      3/15/2005                        $8,000,000
           (Series A), 6.50% (7 World Trade Center LLC),
           3/1/2035
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           New York City, NY, IDA, Liberty Revenue Bonds      3/15/2005                        $2,000,000
           (Series B), 6.75% (7 World Trade Center LLC),
           3/1/2015
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           New York City, NY, RITES (PA-1075), 8.40007%,      10/16/2002                       $3,447,304
           6/1/2018
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Port of Greater Cincinnati, OH, Development        2/11/2004                        $450,000
           Authority, Special Assessment Revenue Bonds,
           6.40% (Cincinnati Mills), 2/15/2034
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Puerto Rico Highway and Transportation             3/3/1998                         $1,158,780
           Authority, RITES (Series PA 331B), 7.24877%
           (AMBAC INS), 1/1/2011
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Sandoval County, NM, Revenue Bonds, 7.75% (Santa   6/29/2004                        $1,000,000
           Ana Pueblo Project), 7/1/2015
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
           Tobacco Settlement Financing Corp., NY, RITES      12/2/2003                        $6,024,900
           (PA-1230), 6.81381% (New York State), 6/1/2016
           -------------------------------------------------- ------------------------- ------ --------------------
2          Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Directors.  At May 31, 2005, these securities amounted to
           $96,090,346 which represents 19.1% of total net assets.
3          Pledged as collateral to ensure the Fund is able to satisfy the obligations of it's outstanding short futures contracts. At May 31, 2005, the Fund had the following open futures contracts:
                             Contracts                                                    Unrealized
           Expiration Date   To Receive                         Position                  Depreciation
           June 2005         350  U.S. Treasury Notes 10 Year   Short                     $(1,157,119)
                             Futures
4          At May 31, 2005, the cost of investments for federal tax purposes amounts to $464,540,630.  The net unrealized appreciation of investments for federal tax purposes was $24,913,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
           $31,680,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,767,337.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
BANs              --Bond Anticipation Notes
COL               --Collateralized
EDA               --Economic Development Authority
EDFA              --Economic Development Financing Authority
FHA               --Federal Housing Administration
FSA               -- Financial Security Assurance Inc.
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HDA               --Hospital Development Authority
HEFA              --Health and Education Facilities Authority
HFA               --Housing Finance Authority
HFDC              --Health Facility Development Corporation
IDA               --Industrial Development Authority
IDC               --Industrial Development Corporation
IDRB              --Industrial Development Revenue Bond
INS               --Insured
IRBs              --Industrial Revenue Bonds
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
LT                --Limited Tax
MFH               --Multifamily Housing Revenue
PCR               --Pollution Control Revenue
PCFA              --Pollution Control Finance Authority
PRF               --Prerefunded
RITES             --Residual Interest Tax-Exempt Securities Receipts
SFM               --Single Family Mortgage
TANs              --Tax Anticipation Notes
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Municipal High Yield Advantage Fund, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005